INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AFFILIATES [Abstract]
Schedule of Investments

	As of December 31,
	2012	2013
	RMB	RMB
At beginning of year	-	27,983,709
Investment	28,000,000	84,000,000
share of loss of affiliated companies	(16,291)	(25,614,963)
At end of year	27,983,709	86,368,746